Share-based Payment - Additional Information (Detail) ¥ / ADR in Millions, ¥ in Millions				12 Months Ended
	Sep. 04, 2019 shares	Aug. 31, 2015 shares	Dec. 31, 2014 shares	Dec. 31, 2021 CNY (¥) shares ¥ / ADR	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥)	Jul. 21, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments number of shares granted	15,000,000,000			8
Valid term of share option plans				10
Share option plans vesting term				4 years
Weighted average remaining contract life for outstanding share options				4 years 5 months 19 days	5 years 6 months 7 days
Number of share options granted in share-based payment arrangement				0	0
Share based payment transactions expenses with share option | ¥				¥ 4	¥ 95	¥ 55
Stock repurchase program, Number of shares repurchased				107,000,000	54,000,000
Phase I Share Incentive Plan [Member] | Top of range [member] | ClassA ordinary shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments number of shares granted			20,644,803
Phase II Share Incentive Plan [Member] | Top of range [member] | ClassA ordinary shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments number of shares granted		25,000,000
Two Thousand Ninteen Performance Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement				1,589,900	1,990,600
Share Based Payment Arrangement Options Granted Percentage Variation				zero to 100
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement				1,590,000	1,990,000
Description of vesting requirements for share-based payment arrangement				four-year
2014 Plan | Tun Kung Company Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock repurchase program, Number of shares repurchased							35,644,803,000
2015 Plan | Tun Kung Company Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock repurchase program, Number of shares repurchased							35,644,803,000
2019 Plan | Tun Kung Company Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock repurchase program, Number of shares repurchased							35,644,803,000